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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2002
                                               ----------------------


Check here if Amendment [  ]; Amendment Number:
                                               -------------
This Amendment (Check only one.):   [  ]  is a restatement.
                                    [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      F.W. Thompson Co., Ltd.
Address:   One St. Clair Avenue West
           Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Thompson
Title:  Treasurer
Phone:  (416) 515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                    Toronto, Ontario          October 16, 2002
--------------------------           ----------------          -----------------
       [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                     1
                                               -----------

Form 13F Information Table Entry Total:               28
                                               -----------

Form 13F Information Table Value Total:          $75,736
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                                               (thousands)




List of Other Included Managers:

None
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             FORM 13F INFORMATION TABLE FW THOMPSON CO LTD (9/30/02)

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
         COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                      SHRS
                                                            VALUE    OR PRN   SH/  PUT/ INVESTMENT   OTHER
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X1000)   AMOUNT   PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS        COM               000886101      128   111,500   SH          SOLE        N/A    111,500
ALUMINUM CORP CHINA LTD       SPON ADR          022276109    1,238   125,000   SH          SOLE        N/A    125,000
BANK OF BERMUDA LTD           SHS               G07644100      413    12,673   SH          SOLE        N/A              12,673
CABLE & WIRELESS PUB LTD CO   SPONSORED ADR     126830207      135    25,000   SH          SOLE        N/A     25,000
CELLTECH GROUP PLC            SPONSORED ADR     151158102        1        17   SH          SOLE        N/A         17
CHINA MOBILE HONG KONG LTD    SPONSORED ADR     16941M109    2,285   202,200   SH          SOLE        N/A             202,200
CHINA EASTN AIRLS LTD         SPON ADR CL H     16937R104    1,169   100,000   SH          SOLE        N/A             100,000
CHINA SOUTHN AIRLS LTD        SPON. ADR CL H    169409109    3,084   257,000   SH          SOLE        N/A    157,000  100,000
DECODE GENETICS INC           COM               243586104      273   124,000   SH          SOLE        N/A    124,000
ERICSSON LM TEL CO            ADR CL B SEKIO    294821400       36   100,000   SH          SOLE        N/A    100,000
FIAT SPA                      SPON ADR ORD NEW  315621888    7,424   758,300   SH          SOLE        N/A    658,300  100,000
GENERAL ELECTRIC COMPANY      COM               369604103    1,849    75,000   SH          SOLE        N/A     50,000   25,000
GOLD FIELDS INC               COM               38059T106    1,242    97,000   SH          SOLE        N/A     97,000
GUANGSHEN RY LTD              SPONSORED ADR     40065W107      878   100,000   SH          SOLE        N/A             100,000
JP MORGAN CHASE & CO          COM               46625H100    1,139    60,000   SH          SOLE        N/A     60,000
KNIGHT TRADING GROUP INC.     COM               499063105    1,050   280,000   SH          SOLE        N/A    280,000
MERCK & CO INC.               COM               589331107    6,857   150,000   SH          SOLE        N/A    150,000
MERRILL LYNCH & CO INC        COM               590188108    6,030   183,000   SH          SOLE        N/A    133,000   50,000
MORGAN STANLEY GROUP INC      COM               617446448    5,831   172,100   SH          SOLE        N/A    122,100   50,000
NEWMONT MINING CORP           COM               651639106   14,924   542,500   SH          SOLE        N/A    317,500  225,000
PARAMETRIC TECHNOLOGY CORP    COM               699173100    1,607   893,000   SH          SOLE        N/A    693,000  200,000
PENN VA RESOURCES PARTNERS L  COM               707884102    2,446   120,500   SH          SOLE        N/A      8,300  112,200
PFIZER INC                    COM               717081103    5,340   184,000   SH          SOLE        N/A     84,000  100,000
PICO HLDGS INC                COM NEW           693366205    2,911   264,638   SH          SOLE        N/A    264,638
SAPIENT CORP                  COM               803062108       99    96,000   SH          SOLE        N/A     96,000
SCHERING PLOUGH CORP          COM               806605101    2,132   100,000   SH          SOLE        N/A     50,000   50,000
US BANCORP DEL                COM NEW           902973304    1,858   100,000   SH          SOLE        N/A             100,000
WILLIAMS ENERGY PARTNERS LP   COM UNIT RPLP     969491109    3,357   103,300   SH          SOLE        N/A      3,300  100,000
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